Fair Values of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Valuation Assumption Ranges for Level 3 Available-for-Sale Investment Securities

The following table shows the significant valuation assumption ranges for Level 3 available-for-sale investment securities at December 31, 2012:

	Minimum	Maximum	Average
Residential Prime Non-Agency Mortgage-Backed Securities (a)
Estimated lifetime prepayment rates	5%	22%	13%
Lifetime probability of default rates	–	6	3
Lifetime loss severity rates	25	70	43
Discount margin	2	6	4
Residential Non-Prime Non-Agency Mortgage-Backed Securities (b)
Estimated lifetime prepayment rates	2%	10%	6%
Lifetime probability of default rates	3	10	7
Lifetime loss severity rates	15	70	54
Discount margin	2	7	5
Other Asset-Backed Securities
Estimated lifetime prepayment rates	6%	6%	6%
Lifetime probability of default rates	4	4	4
Lifetime loss severity rates	40	40	40
Discount margin	18	18	18

(a)	Prime securities are those designated as such by the issuer at origination. When an issuer designation is unavailable, the Company determines at acquisition date the categorization based on asset pool characteristics (such as weighted-average credit score, loan-to-value, loan type, prevalence of low documentation loans) and deal performance (such as pool delinquencies and security market spreads).
(b)	Includes all securities not meeting the conditions to be designated as prime.

Valuation Assumption Ranges for MSRs	The following table shows the significant valuation assumption ranges for MSRs at December 31, 2012:

	Minimum	Maximum	Average
Expected prepayment	13%	28%	20%
Discount rate	10	14	10

Valuation Assumption Ranges for Derivative Commitments

The following table shows the significant valuation assumption ranges for the Company’s derivative commitments to sell, purchase and originate mortgage loans at December 31, 2012:

	Minimum	Maximum	Average
Expected loan close rate	17%	100%	79%
Inherent MSR value (basis points per loan)	54	192	109

Balances of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table summarizes the balances of assets and liabilities measured at fair value on a recurring basis:

(Dollars in Millions)	Level 1	Level 2	Level 3	Netting	Total
December 31, 2012
Available-for-sale securities
U.S. Treasury and agencies	$491	$735	$–	$–	$1,226
Mortgage-backed securities
Residential
Agency	–	29,495	–	–	29,495
Non-agency
Prime (a)	–	–	624	–	624
Non-prime (b)	–	–	355	–	355
Commercial
Agency	–	193	–	–	193
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	–	42	–	–	42
Other	–	577	15	–	592
Obligations of state and political subdivisions	–	6,455	–	–	6,455
Obligations of foreign governments	–	6	–	–	6
Corporate debt securities	–	722	9	–	731
Perpetual preferred securities	–	218	–	–	218
Other investments	187	15	–	–	202
Total available-for-sale	678	38,458	1,003	–	40,139
Mortgage loans held for sale	–	7,957	–	–	7,957
Mortgage servicing rights	–	–	1,700	–	1,700
Derivative assets	–	572	1,234	(418)	1,388
Other assets	94	386	–	–	480
Total	$772	$47,373	$3,937	$(418)	$51,664
Derivative liabilities	$–	$2,128	$55	$(1,549)	$634
Short-term borrowings (c)	50	351	–	–	401
Total	$50	$2,479	$55	$(1,549)	$1,035
December 31, 2011
Available-for-sale securities
U.S. Treasury and agencies	$562	$495	$–	$–	$1,057
Mortgage-backed securities
Residential
Agency	–	40,314	–	–	40,314
Non-agency
Prime (a)	–	–	803	–	803
Non-prime (b)	–	–	802	–	802
Commercial
Agency	–	140	–	–	140
Non-agency	–	–	42	–	42
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	–	86	120	–	206
Other	–	564	117	–	681
Obligations of state and political subdivisions	–	6,539	–	–	6,539
Obligations of foreign governments	–	6	–	–	6
Corporate debt securities	–	818	9	–	827
Perpetual preferred securities	–	318	–	–	318
Other investments	193	9	–	–	202
Total available-for-sale	755	49,289	1,893	–	51,937
Mortgage loans held for sale	–	6,925	–	–	6,925
Mortgage servicing rights	–	–	1,519	–	1,519
Derivative assets	–	632	1,281	(294)	1,619
Other assets	146	467	–	–	613
Total	$901	$57,313	$4,693	$(294)	$62,613
Derivative liabilities	$–	$2,501	$53	$(1,889)	$665
Short-term borrowings (c)	75	538	–	–	613
Total	$75	$3,039	$53	$(1,889)	$1,278

(a)	Prime securities are those designated as such by the issuer at origination. When an issuer designation is unavailable, the Company determines at acquisition date the categorization based on asset pool characteristics (such as weighted-average credit score, loan-to-value, loan type, prevalence of low documentation loans) and deal performance (such as pool delinquencies and security market spreads).
(b)	Includes all securities not meeting the conditions to be designated as prime.
(c)	Represents the Company’s obligation on securities sold short required to be accounted for at fair value per applicable accounting guidance.

Changes in Fair Value for All Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)

The following table presents the changes in fair value for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2012 and 2011:

(Dollars in Millions)	Beginning of Period Balance	Net Gains (Losses) Included in Net Income		Net Gains (Losses) Included in Other Comprehensive Income (Loss)	Purchases	Sales	Principal Payments	Issuances		Settlements	End of Period Balance	Net Change in Unrealized Gains (Losses) Relating to Assets Still Held at End of Period
2012
Available-for-sale securities
Mortgage-backed securities
Residential non-agency
Prime (a)	$803	$(10)		$91	$–	$(109)	$(151)	$–		$–	$624	$65
Non-prime (b)	802	(24)		228	–	(562)	(89)	–		–	355	80
Commercial non-agency	42	1		–	–	(38)	(5)	–		–	–	–
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	120	13		(8)	–	(104)	(21)	–		–	–	–
Other	117	7		–	3	(93)	(19)	–		–	15	2
Corporate debt securities	9	–		–	–	–	–	–		–	9	–
Total available-for-sale	1,893	(13	) (c)	311 (f)	3	(906)	(285)	–		–	1,003	147
Mortgage servicing rights	1,519	(818	) (d)	–	42	–	–	957	(g)	–	1,700	(818	) (d)
Net derivative assets and liabilities	1,228	2,398	(e)	–	3	(5)	–	–		(2,445)	1,179	(2,068	) (h)
2011
Available-for-sale securities
Mortgage-backed securities
Residential non-agency
Prime (a)	$1,103	$6		$4	$–	$(115)	$(195)	$–		$–	$803	$(4)
Non-prime (b)	947	(7)		1	–	(13)	(126)	–		–	802	1
Commercial non-agency	50	3		(3)	–	(4)	(4)	–		–	42	(2)
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	135	13		5	–	–	(33)	–		–	120	5
Other	133	10		(7)	5	–	(24)	–		–	117	(7)
Corporate debt securities	9	–		–	–	–	–	–		–	9	–
Total available-for-sale	2,377	25	(i)	– (f)	5	(132)	(382)	–		–	1,893	(7)
Mortgage servicing rights	1,837	(972	) (d)	–	35	–	–	619	(g)	–	1,519	(972	) (d)
Net derivative assets and liabilities	851	1,550	(j)	–	1	(8)	–	–		(1,166)	1,228	(383	) (k)

(a)	Prime securities are those designated as such by the issuer at origination. When an issuer designation is unavailable, the Company determines at acquisition date the categorization based on asset pool characteristics (such as weighted-average credit score, loan-to-value, loan type, prevalence of low documentation loans) and deal performance (such as pool delinquencies and security market spreads).
(b)	Includes all securities not meeting the conditions to be designated as prime.
(c)	Approximately $(47) million included in securities gains (losses) and $34 million included in interest income.
(d)	Included in mortgage banking revenue.
(e)	Approximately $359 million included in other noninterest income and $2.0 billion included in mortgage banking revenue.
(f)	Included in changes in unrealized gains and losses on securities available-for-sale.
(g)	Represents MSRs capitalized during the period.
(h)	Approximately $109 million included in other noninterest income and $2.0 billion included in mortgage banking revenue.
(i)	Approximately $(31) million included in securities gains (losses) and $56 million included in interest income.
(j)	Approximately $716 million included in other noninterest income and $834 million included in mortgage banking revenue.
(k)	Approximately $262 million included in other noninterest income and $(645) million included in mortgage banking revenue.

The following table presents the changes in fair value for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2010:

(Dollars in Millions)	Beginning of Period Balance	Net Gains (Losses) Included in Net Income		Net Gains (Losses) Included in Other Comprehensive Income (Loss)		Net Total Purchases, Sales Principal Payments, Issuances and Settlements	End of Period Balance	Net Change in Unrealized Gains (Losses) Relating to Assets Still Held at End of Period
Available-for-sale securities
Mortgage-backed securities
Residential non-agency
Prime (a)	$1,429	$2		$82		$(410)	$1,103	$76
Non-prime (b)	968	(47)		146		(120)	947	145
Commercial non-agency	13	2		3		32	50	3
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	98	7		–		30	135	4
Other	357	2		11		(237)	133	12
Corporate debt securities	10	(1)		–		–	9	–
Other investments	231	5		10		(246)	–	–
Total available-for-sale	3,106	(30	) (c)	252	(f)	(951)	2,377	240
Mortgage servicing rights	1,749	(616	) (d)	–		704	1,837	(616	) (d)
Net derivative assets and liabilities	815	1,427	(e)	–		(1,391)	851	(318	) (g)

(a)	Prime securities are those designated as such by the issuer at origination. When an issuer designation is unavailable, the Company determines at acquisition date the categorization based on asset pool characteristics (such as weighted-average credit score, loan-to-value, loan type, prevalence of low documentation loans) and deal performance (such as pool delinquencies and security market spreads).
(b)	Includes all securities not meeting the conditions to be designated as prime.
(c)	Approximately $(91) million included in securities gains (losses) and $61 million included in interest income.
(d)	Included in mortgage banking revenue.
(e)	Approximately $632 million included in other noninterest income and $795 million included in mortgage banking revenue.
(f)	Included in changes in unrealized gains and losses on securities available-for-sale.
(g)	Approximately $483 million included in other noninterest income and $(801) million included in mortgage banking revenue.

Adjusted Carrying Values for Assets Measured at Fair Value on Nonrecurring Basis

The following table summarizes the adjusted carrying values and the level of valuation assumptions for assets measured at fair value on a nonrecurring basis as of December 31:

	2012				2011
(Dollars in Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Loans (a)	$–	$–	$140	$140	$–	$–	$168	$168
Other assets (b)	–	–	194	194	–	–	310	310

(a)	Represents the carrying value of loans for which adjustments were based on the fair value of the collateral, excluding loans fully charged-off.
(b)	Primarily represents the fair value of foreclosed properties that were measured at fair value based on an appraisal or broker price opinion of the collateral subsequent to their initial acquisition.

Losses Recognized Related to Nonrecurring Fair Value Measurements of Individual Assets or Portfolios

The following table summarizes losses recognized related to nonrecurring fair value measurements of individual assets or portfolios for the years ended December 31:

(Dollars in Millions)	2012	2011	2010
Loans (a)	$68	$177	$363
Other assets (b)	160	316	309

(a)	Represents write-downs of loans which were based on the fair value of the collateral, excluding loans fully charged-off.
(b)	Primarily represents related losses of foreclosed properties that were measured at fair value subsequent to their initial acquisition.

Differences Between Aggregate Fair Value, Carrying Amount of MLHFS and Aggregate Unpaid Principal Amount

The following table summarizes the differences between the aggregate fair value carrying amount of MLHFS for which the fair value option has been elected and the aggregate unpaid principal amount that the Company is contractually obligated to receive at maturity as of December 31:

	2012			2011
(Dollars in Millions)	Fair Value Carrying Amount	Aggregate Unpaid Principal	Carrying Amount Over (Under) Unpaid Principal	Fair Value Carrying Amount	Aggregate Unpaid Principal	Carrying Amount Over (Under) Unpaid Principal
Total loans	$7,957	$7,588	$369	$6,925	$6,635	$290
Nonaccrual loans	8	13	(5)	10	15	(5)
Loans 90 days or more past due	2	3	(1)	3	4	(1)

Estimated Fair Values of Financial Instruments

The estimated fair values of the Company’s financial instruments as of December 31, are shown in the table below:

	2012					2011
	Carrying Amount	Fair Value				Carrying Amount	Fair Value
(Dollars in Millions)		Level 1	Level 2	Level 3	Total
Financial Assets
Cash and due from banks	$8,252	$8,252	$–	$–	$8,252	$13,962	$13,962
Federal funds sold and securities purchased under resale agreements	437	–	437	–	437	64	64
Investment securities held-to-maturity	34,389	2,984	31,845	123	34,952	18,877	19,216
Mortgages held for sale (a)	–	–	–	–	–	3	3
Other loans held for sale	19	–	–	19	19	228	228
Loans	218,905	–	–	220,494	220,494	205,082	206,646
Other financial instruments	7,367	–	1,228	6,157	7,385	6,095	6,140
Financial Liabilities
Deposits	249,183	–	249,594	–	249,594	230,885	231,184
Short-term borrowings (b)	25,901	–	25,917	–	25,917	29,855	29,835
Long-term debt	25,516	–	26,205	–	26,205	31,953	32,664

(a)	Balance excludes mortgages held for sale for which the fair value option under applicable accounting guidance was elected.
(b)	Excludes the Company’s obligation on securities sold short required to be accounted for at fair value per applicable accounting guidance.